Loans, Borrowings and Bank Overdrafts - Summary of Changes in Financing Liabilities Arising from Cash and Non-cash Changes (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₨ 99,467	₨ 138,259
Cash flow	(32,431)	(42,873)
Non cash changes, assets taken on finance lease		14
Non cash changes, foreign exchange movements	6,883	4,067
Non cash changes, IFRS 16 adoption	15,379
Non cash changes, Additions to lease liabilities	7,942
Ending balance	97,240	99,467
Borrowings from banks [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	96,979	119,689
Cash flow	(26,138)	(26,228)
Non cash changes, foreign exchange movements	6,217	3,518
Ending balance	77,058	96,979
Bank overdrafts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4	3,999
Cash flow	391	(3,995)
Ending balance	395	4
External commercial borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		9,777
Cash flow		(10,064)
Non cash changes, foreign exchange movements		287
Obligations under finance leases [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,002	3,973
Cash flow		(2,234)
Non cash changes, assets taken on finance lease		14
Non cash changes, foreign exchange movements		249
Non cash changes, IFRS 16 adoption	(2,002)
Ending balance		2,002
Loans from other than bank [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	482	821
Cash flow	100	(352)
Non cash changes, foreign exchange movements	7	13
Ending balance	589	₨ 482
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flow	(6,784)
Non cash changes, foreign exchange movements	659
Non cash changes, IFRS 16 adoption	17,381
Non cash changes, Additions to lease liabilities	7,942
Ending balance	₨ 19,198